Note 10 - Deposits	12 Months Ended
Dec. 31, 2012
Banking and Thrift Disclosure [Text Block]
NOTE 10 – DEPOSITS

Time deposits of $100,000 or more were $167 million and $196 million at year end 2012 and 2011. There were $17.6  million and $16.1 million of brokered CDs included in time deposits of $100,000 or more in 2012 and 2011 respectively.

Scheduled maturities of time deposits at December 31, 2012 were as follows:

(In Thousands of Dollars)
Year	Amount
2013	$239,810
2014	69,766
2015	31,135
2016	22,614
2017	13,041
2018 and thereafter	5
Total	$376,371